Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of federal income tax expense (benefit)

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands)
Current	$(6)	$11	$—
Deferred	—	1,134	(337)
Income tax expense (benefit)	$(6)	$1,145	$(337)

Schedule of deferred tax assets and liabilities

	December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Losses and LAE reserve discount	$22	$22
Net operating losses	702	1,476
Investment amortization	119	119
Unearned premiums	1,914	2,469
Capitalized organizational costs	304	334
Unrealized losses on investments	505	—
Other	306	457
Total deferred tax assets	$3,872	$4,877
Deferred tax liabilities:
Deferred acquisition costs	$(2,127)	$(3,184)
Unrealized gains on investments	—	(734)
Other	(68)	(12)
Total deferred tax liabilities	(2,195)	(3,930)
Net deferred tax asset before valuation allowance	1,677	947
Valuation allowance	(1,677)	(947)
Total net deferred tax assets	$—	$—

Schedule of effective tax rate

	Years Ended December 31,
	2018		2017		2016
	($ in thousands)
Expense computed at federal tax rate	$3,825	21.00%	$1,675	34.00%	$2,135	34.00%
Non‑U.S. group member income	(4,409)	(24.21)%	(1,632)	(33.12)%	(2,093)	(33.34)%
Dividend received deduction and tax‑exempt interest	(144)	(0.79)%	(467)	(9.47)%	(415)	(6.61)%
Impact of tax reform	—	—	580	11.76%	—	—
Valuation allowance	678	3.72%	0.947	19.23%	—	—
Other	44	0.24%	42	0.83%	36	0.58%
Income tax expense (benefit)	$(6)	(0.03)%	$1,145	23.23%	$(337)	(5.37)%